Schedule of Investments (unaudited)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Ampol Ltd.	923	$16,099
APA Group	4,458	30,013
Aristocrat Leisure Ltd.	2,037	48,350
ASX Ltd.	615	26,647
Aurizon Holdings Ltd.	5,071	11,751
Australia & New Zealand Banking Group Ltd.	9,904	162,265
BHP Group Ltd.	17,197	413,075
BlueScope Steel Ltd.	1,806	18,186
Brambles Ltd.	4,382	32,807
Cochlear Ltd.	197	25,166
Coles Group Ltd.	4,880	51,024
Commonwealth Bank of Australia	5,687	381,295
Computershare Ltd.	1,844	29,851
CSL Ltd.	1,609	288,036
Dexus	3,613	18,004
Domino’s Pizza Enterprises Ltd.	193	7,869
Endeavour Group Ltd./Australia	4,266	19,527
Evolution Mining Ltd.	5,149	6,830
Fortescue Metals Group Ltd.	5,956	56,112
Glencore PLC	32,911	188,681
Goodman Group	5,610	61,041
GPT Group (The)	6,533	18,054
IDP Education Ltd.(a)	692	13,056
Insurance Australia Group Ltd.	7,417	23,282
Lendlease Corp. Ltd.	1,998	11,110
Lottery Corp. Ltd. (The)(b)	9,204	25,250
Macquarie Group Ltd.	1,233	133,759
Medibank Pvt Ltd.	9,490	17,088
Mineral Resources Ltd.	571	26,770
Mirvac Group	14,867	19,698
National Australia Bank Ltd.	10,729	222,863
Newcrest Mining Ltd.	2,897	32,085
Northern Star Resources Ltd.	3,728	20,806
Orica Ltd.	1,345	11,964
Origin Energy Ltd.	6,071	21,689
Qantas Airways Ltd.(b)	2,536	9,476
QBE Insurance Group Ltd.	4,574	35,837
Ramsay Health Care Ltd.	615	23,068
REA Group Ltd.	154	11,936
Reece Ltd.	999	9,920
Rio Tinto Ltd.	1,230	69,802
Rio Tinto PLC	3,752	196,086
Santos Ltd.	10,836	52,898
Scentre Group	15,558	28,954
SEEK Ltd.	1,076	14,812
Sonic Healthcare Ltd.	1,461	30,587
South32 Ltd.	16,636	38,167
Stockland	8,644	19,917
Suncorp Group Ltd.	4,228	30,928
Telstra Group Ltd., NVS	14,637	36,701
Transurban Group	10,877	92,269
Treasury Wine Estates Ltd.	2,383	19,747
Vicinity Ltd.	11,335	14,131
Washington H Soul Pattinson & Co. Ltd.	730	13,064
Wesfarmers Ltd.	3,843	111,520
Westpac Banking Corp.	11,926	184,149
WiseTech Global Ltd.	500	18,492
Woodside Energy Group Ltd.	6,384	147,588
Security	Shares	Value

Australia (continued)
Woolworths Group Ltd.	4,257	$89,898
		3,790,050
Austria — 0.1%
Erste Group Bank AG	1,230	30,313
OMV AG	538	24,771
Verbund AG	231	18,095
voestalpine AG	423	9,184
		82,363
Belgium — 0.2%
Ageas SA/NV	462	15,994
Anheuser-Busch InBev SA/NV	2,923	146,209
D’ieteren Group	84	13,980
Elia Group SA/NV	121	15,298
Groupe Bruxelles Lambert NV	385	28,385
KBC Group NV	846	42,398
Proximus SADP	501	5,252
Sofina SA	39	7,605
Solvay SA	269	24,275
UCB SA	424	31,956
Umicore SA	692	22,812
Warehouses De Pauw CVA	503	12,910
		367,074
Brazil — 0.1%
MercadoLibre Inc.(a)(b)	154	138,850
Yara International ASA	577	25,752
		164,602
Canada — 3.8%
Agnico Eagle Mines Ltd.	1,523	66,997
Air Canada(b)	461	6,636
Algonquin Power & Utilities Corp.	2,498	27,651
Alimentation Couche-Tard Inc.	2,772	124,118
AltaGas Ltd.	806	14,536
ARC Resources Ltd.	2,323	32,705
Bank of Montreal	2,255	207,715
Bank of Nova Scotia (The)	4,025	194,551
Barrick Gold Corp.	5,735	86,255
Bausch Health Companies Inc.(b)	1,153	7,498
BCE Inc.	231	10,419
BlackBerry Ltd.(b)	1,652	7,676
Brookfield Asset Management Inc., Class A	4,765	188,697
Brookfield Renewable Corp., Class A	423	13,143
BRP Inc.	129	8,625
CAE Inc.(a)(b)	976	18,627
Cameco Corp.	1,385	32,847
Canadian Apartment Properties REIT	269	8,330
Canadian Imperial Bank of Commerce	3,076	139,694
Canadian National Railway Co.	2,026	240,024
Canadian Natural Resources Ltd.	3,894	233,551
Canadian Pacific Railway Ltd.	3,105	231,470
Canadian Tire Corp. Ltd., Class A, NVS	219	24,545
Canadian Utilities Ltd., Class A, NVS	461	12,266
CCL Industries Inc., Class B, NVS	500	23,489
Cenovus Energy Inc.	4,551	91,999
CGI Inc.(b)	769	61,944
Constellation Software Inc./Canada	69	99,771
Dollarama Inc.	886	52,646
Emera Inc.	846	31,354
Empire Co. Ltd., Class A, NVS	500	12,845
Enbridge Inc.	6,839	266,462

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Fairfax Financial Holdings Ltd.	77	$37,817
First Quantum Minerals Ltd.	2,057	36,283
FirstService Corp.	153	19,127
Fortis Inc.	1,575	61,446
Franco-Nevada Corp.	653	80,684
George Weston Ltd.	269	29,608
GFL Environmental Inc.	615	16,599
Gildan Activewear Inc.	692	21,837
Great-West Lifeco Inc.	1,000	23,151
Hydro One Ltd.(c)	1,115	27,958
iA Financial Corp. Inc.	385	21,427
IGM Financial Inc.	280	7,496
Imperial Oil Ltd.	762	41,452
Intact Financial Corp.	615	93,450
Ivanhoe Mines Ltd., Class A(a)(b)	2,037	14,130
Keyera Corp.	692	14,832
Kinross Gold Corp.	3,959	14,356
Lightspeed Commerce Inc.(b)	345	6,612
Loblaw Companies Ltd.	577	47,275
Lundin Mining Corp.	2,229	11,682
Magna International Inc.	962	53,610
Manulife Financial Corp.	6,340	105,081
Metro Inc.	885	46,363
National Bank of Canada	1,153	78,506
Northland Power Inc.	653	19,000
Nutrien Ltd.	1,873	158,257
Nuvei Corp.(b)(c)	155	4,665
Onex Corp.	270	13,590
Open Text Corp.	884	25,605
Pan American Silver Corp.	654	10,441
Parkland Corp.	500	10,107
Pembina Pipeline Corp.	1,738	57,383
Power Corp. of Canada	1,998	49,614
Quebecor Inc., Class B	461	8,690
Restaurant Brands International Inc.	961	57,102
RioCan REIT	500	7,124
Ritchie Bros Auctioneers Inc.	385	25,151
Rogers Communications Inc., Class B, NVS	1,102	45,872
Royal Bank of Canada	4,812	445,225
Saputo Inc.	1,000	24,340
Shaw Communications Inc., Class B, NVS	1,575	40,452
Shopify Inc., Class A(b)	3,840	131,660
Sun Life Financial Inc.	1,921	81,586
Suncor Energy Inc.	4,752	163,452
TC Energy Corp.	3,305	145,169
Teck Resources Ltd., Class B	1,607	48,917
TELUS Corp.	1,499	31,304
TFI International Inc.	270	24,577
Thomson Reuters Corp.	606	64,450
TMX Group Ltd.	192	18,459
Toromont Industries Ltd.	270	20,750
Toronto-Dominion Bank (The)	6,085	389,438
Tourmaline Oil Corp.	1,038	58,485
Waste Connections Inc.	884	116,608
West Fraser Timber Co. Ltd.	204	15,317
Wheaton Precious Metals Corp.	1,461	47,797
WSP Global Inc.	450	55,307
		5,905,762
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	11	22,008
Security	Shares	Value

Denmark (continued)
AP Moller - Maersk A/S, Class B, NVS	18	$37,605
Carlsberg AS, Class B	308	36,266
Chr Hansen Holding A/S	346	19,217
Coloplast A/S, Class B	384	42,805
Danske Bank A/S	2,383	38,440
Demant A/S(b)	385	10,513
DSV A/S	639	86,347
Genmab A/S(b)	231	88,983
GN Store Nord A/S	423	8,989
Novo Nordisk A/S, Class B	5,624	611,505
Novozymes A/S, Class B	653	34,276
Orsted AS(c)	615	50,741
Pandora A/S	347	18,253
Rockwool A/S, Class B	38	7,568
Tryg A/S	1,346	29,113
Vestas Wind Systems A/S	3,306	65,173
		1,207,802
Finland — 0.4%
Elisa OYJ	538	26,000
Fortum OYJ	1,575	22,167
Kesko OYJ, Class B	923	17,962
Kone OYJ, Class B	1,114	45,614
Neste OYJ	1,422	62,324
Nokia OYJ	17,671	78,529
Nordea Bank Abp	11,531	110,150
Orion OYJ, Class B	346	15,922
Sampo OYJ, Class A	1,729	79,063
Stora Enso OYJ, Class R	1,806	23,548
UPM-Kymmene OYJ	1,869	62,831
Wartsila OYJ Abp	1,460	9,953
		554,063
France — 3.2%
Accor SA(b)	654	15,671
Aeroports de Paris(b)	115	15,552
Air Liquide SA	1,739	227,485
Airbus SE	1,999	216,299
Alstom SA(a)	923	18,997
Amundi SA(c)	230	10,851
ArcelorMittal SA	2,070	46,272
Arkema SA	230	18,202
AXA SA	6,388	157,751
BioMerieux	154	13,626
BNP Paribas SA	3,710	173,976
Bollore SE	2,844	14,224
Bouygues SA	731	20,856
Bureau Veritas SA	884	21,870
Capgemini SE	539	88,337
Carrefour SA	1,960	31,547
Cie. de Saint-Gobain	1,618	66,145
Cie. Generale des Etablissements Michelin SCA	2,308	58,817
Covivio	192	10,280
Credit Agricole SA	3,887	35,269
Danone SA	2,263	112,470
Dassault Aviation SA	77	11,436
Dassault Systemes SE	2,305	77,261
Edenred	807	41,372
Eiffage SA(a)	269	24,324
Electricite de France SA	1,640	19,368
Engie SA	6,032	78,376

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
EssilorLuxottica SA	961	$151,961
Eurazeo SE	154	8,788
Eurofins Scientific SE	424	27,142
Gecina SA	116	10,342
Getlink SE	1,575	24,924
Hermes International	107	138,499
Ipsen SA	115	11,818
Kering SA	251	114,948
Klepierre SA	730	14,672
La Francaise des Jeux SAEM(c)	307	10,005
Legrand SA	943	71,861
L’Oreal SA	821	257,797
LVMH Moet Hennessy Louis Vuitton SE	940	593,135
Orange SA	6,878	65,533
Pernod Ricard SA	688	120,752
Publicis Groupe SA	731	40,939
Remy Cointreau SA	77	11,776
Renault SA(b)	653	20,105
Safran SA	1,149	127,964
Sanofi	3,798	326,848
Sartorius Stedim Biotech	103	32,686
Schneider Electric SE	1,848	233,691
SEB SA	77	5,013
Societe Generale SA	2,690	61,701
Sodexo SA	308	27,283
Teleperformance	193	51,711
Thales SA	347	44,131
TotalEnergies SE	8,280	451,702
Ubisoft Entertainment SA(b)	308	8,450
Unibail-Rodamco-Westfield(a)(b)	384	18,148
Valeo	846	13,936
Veolia Environnement SA	2,305	51,438
Vinci SA	1,768	162,721
Vivendi SE	2,421	19,816
Wendel SE	115	9,005
Worldline SA/France(b)(c)	731	31,906
		4,999,781
Germany — 2.0%
adidas AG	589	57,495
Allianz SE, Registered	1,384	248,988
Aroundtown SA(a)	3,151	6,246
BASF SE	3,036	136,227
Bayer AG, Registered	3,275	172,203
Bayerische Motoren Werke AG	1,115	87,518
Bechtle AG	270	9,327
Beiersdorf AG	346	33,214
Brenntag SE	538	32,644
Carl Zeiss Meditec AG, Bearer	115	13,920
Commerzbank AG(b)	3,766	30,089
Continental AG	347	17,973
Covestro AG(c)	615	20,877
Daimler Truck Holding AG(b)	1,422	37,928
Delivery Hero SE(b)(c)	538	17,705
Deutsche Bank AG, Registered	6,918	65,941
Deutsche Boerse AG	653	106,191
Deutsche Lufthansa AG, Registered(b)	1,653	11,301
Deutsche Post AG, Registered	3,383	119,588
Deutsche Telekom AG, Registered	10,946	206,611
E.ON SE	7,647	64,036
Evonik Industries AG	769	14,166
Security	Shares	Value

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	654	$18,090
Fresenius SE & Co. KGaA	1,422	32,725
GEA Group AG	422	14,751
Hannover Rueck SE	231	37,589
HeidelbergCement AG	500	22,993
HelloFresh SE(b)	615	12,293
Henkel AG & Co. KGaA	384	22,543
Infineon Technologies AG	4,459	108,200
KION Group AG	269	5,964
Knorr-Bremse AG	269	12,111
LEG Immobilien SE	231	15,081
Mercedes-Benz Group AG	2,754	159,406
Merck KGaA	423	68,934
MTU Aero Engines AG	192	34,360
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	462	121,957
Nemetschek SE	192	9,154
Puma SE	346	15,297
Rational AG	17	9,583
Rheinmetall AG	147	23,895
RWE AG	2,266	87,230
SAP SE	3,572	343,815
Scout24 SE(c)	211	10,813
Siemens AG, Registered	2,594	283,288
Siemens Healthineers AG(c)	923	42,285
Symrise AG	423	43,177
Telefonica Deutschland Holding AG	2,728	5,944
Uniper SE(a)	308	922
United Internet AG, Registered	205	3,832
Volkswagen AG	117	19,999
Vonovia SE	2,316	51,208
Zalando SE(b)(c)	769	17,724
		3,165,351
Hong Kong — 0.7%
AIA Group Ltd.	41,000	310,566
BOC Hong Kong Holdings Ltd.	12,500	38,841
Budweiser Brewing Co. APAC Ltd.(c)	7,600	15,996
Chow Tai Fook Jewellery Group Ltd.	7,600	13,012
CK Asset Holdings Ltd.	6,836	37,793
CK Hutchison Holdings Ltd.	8,836	43,984
CK Infrastructure Holdings Ltd.	2,000	9,501
CLP Holdings Ltd.	5,500	36,915
ESR Group Ltd.(c)	7,800	13,302
Futu Holdings Ltd., ADR(a)(b)	171	5,790
Galaxy Entertainment Group Ltd.	7,000	31,981
Hang Lung Properties Ltd.	7,000	8,806
Hang Seng Bank Ltd.	2,600	36,602
Henderson Land Development Co. Ltd.	4,523	11,074
HK Electric Investments & HK Electric Investments Ltd., Class SS	9,000	5,722
HKT Trust & HKT Ltd., Class SS	12,740	14,408
Hong Kong & China Gas Co. Ltd.	38,618	29,766
Hong Kong Exchanges & Clearing Ltd.	4,100	108,829
Hongkong Land Holdings Ltd.	3,800	14,630
Jardine Matheson Holdings Ltd.	700	32,248
Link REIT	6,700	39,601
MTR Corp. Ltd.	5,000	22,001
New World Development Co. Ltd.	5,583	11,420
Power Assets Holdings Ltd.	4,500	21,517
Sands China Ltd.(b)	8,000	13,986

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.(a)	12,000	$12,814
SITC International Holdings Co. Ltd.	4,000	6,551
Sun Hung Kai Properties Ltd.	4,500	48,358
Swire Pacific Ltd., Class A	1,500	9,950
Swire Properties Ltd.	4,000	7,688
Techtronic Industries Co. Ltd.	4,393	41,596
WH Group Ltd.(c)	27,000	13,635
Wharf Real Estate Investment Co. Ltd.(a)	6,000	23,640
Xinyi Glass Holdings Ltd.	5,000	6,426
		1,098,949
Ireland — 0.7%
CRH PLC	2,503	90,153
Flutter Entertainment PLC, Class DI(b)	539	71,185
James Hardie Industries PLC	1,500	32,750
Kerry Group PLC, Class A	539	46,815
Kingspan Group PLC	538	27,124
Linde PLC	1,712	509,063
Seagate Technology Holdings PLC	730	36,252
Smurfit Kappa Group PLC	885	29,296
STERIS PLC	346	59,713
Trane Technologies PLC	807	128,821
		1,031,172
Israel — 0.2%
Azrieli Group Ltd.	154	11,409
Bank Hapoalim BM	4,010	38,653
Bank Leumi Le-Israel BM	4,896	46,707
Bezeq The Israeli Telecommunication Corp. Ltd.	6,966	12,331
Check Point Software Technologies Ltd.(a)(b)	346	44,714
CyberArk Software Ltd.(b)	169	26,518
Elbit Systems Ltd.	77	15,580
ICL Group Ltd.	2,459	22,174
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	4,151	23,603
Mizrahi Tefahot Bank Ltd.	424	16,028
Nice Ltd.(b)	231	43,536
Teva Pharmaceutical Industries Ltd., ADR(b)	3,689	32,906
Tower Semiconductor Ltd.(b)	369	15,770
Wix.com Ltd.(b)	193	16,231
ZIM Integrated Shipping Services Ltd.(a)	284	6,671
		372,832
Italy — 0.6%
Amplifon SpA	423	10,509
Assicurazioni Generali SpA	3,613	54,221
Atlantia SpA	1,690	37,700
DiaSorin SpA	77	10,067
Enel SpA	27,774	124,076
Eni SpA	8,214	107,880
Ferrari NV	427	84,178
FinecoBank Banca Fineco SpA	2,072	27,921
Infrastrutture Wireless Italiane SpA(c)	845	7,458
Intesa Sanpaolo SpA	56,511	107,740
Mediobanca Banca di Credito Finanziario SpA	2,190	19,841
Moncler SpA	615	26,534
Nexi SpA(b)(c)	2,186	18,899
Poste Italiane SpA(c)	1,806	15,738
Prysmian SpA	766	24,932
Recordati Industria Chimica e Farmaceutica SpA	384	14,427
Snam SpA	6,301	28,017
Telecom Italia SpA/Milano(a)(b)	30,041	5,877
Security	Shares	Value

Italy (continued)
Tenaris SA	1,614	$25,261
Terna - Rete Elettrica Nazionale	4,535	30,075
UniCredit SpA	6,919	85,804
		867,155
Malta — 0.0%
BGP Holdings PLC, NVS(d)	38,252	—

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,575	15,483
Adyen NV(b)(c)	71	101,359
Aegon NV	6,456	29,886
AerCap Holdings NV(b)	453	24,195
Akzo Nobel NV	615	37,967
Argenx SE(b)	185	71,826
ASM International NV	154	34,068
ASML Holding NV	1,358	637,020
Davide Campari-Milano NV	2,036	18,284
Euronext NV(c)	307	19,485
EXOR NV, NVS(b)	347	23,319
Heineken Holding NV	278	18,969
Heineken NV	846	70,670
IMCD NV	192	24,901
ING Groep NV(b)	13,341	131,270
JDE Peet’s NV	269	7,700
Just Eat Takeaway.com NV(b)(c)	615	10,553
Koninklijke Ahold Delhaize NV	3,497	97,525
Koninklijke DSM NV	577	67,873
Koninklijke KPN NV	11,526	32,239
Koninklijke Philips NV	2,998	38,029
NN Group NV	884	37,431
NXP Semiconductors NV	884	129,135
OCI NV	356	13,616
Prosus NV	2,825	122,158
QIAGEN NV(b)	769	33,208
Randstad NV	423	21,082
Stellantis NV	7,526	101,538
Universal Music Group NV	2,421	47,537
Wolters Kluwer NV	923	98,077
		2,116,403
New Zealand — 0.1%
Auckland International Airport Ltd.(b)	3,383	15,123
Fisher & Paykel Healthcare Corp. Ltd.	1,960	22,276
Mercury NZ Ltd.	2,344	7,926
Meridian Energy Ltd.	4,574	12,965
Spark New Zealand Ltd.	6,032	17,956
Xero Ltd.(b)	416	20,658
		96,904
Norway — 0.2%
Adevinta ASA(b)	808	5,531
Aker BP ASA	1,118	35,515
DNB Bank ASA	2,998	53,025
Equinor ASA	3,321	120,996
Gjensidige Forsikring ASA	693	12,667
Kongsberg Gruppen ASA	302	10,830
Mowi ASA	1,482	22,120
Norsk Hydro ASA	4,534	28,774
Orkla ASA	2,767	18,664
Salmar ASA	199	6,747

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Telenor ASA	2,536	$23,047
		337,916
Portugal — 0.0%
EDP - Energias de Portugal SA	8,914	38,948
Galp Energia SGPS SA	1,767	17,941
Jeronimo Martins SGPS SA	961	19,886
		76,775
Singapore — 0.4%
CapitaLand Ascendas REIT	11,477	21,235
CapitaLand Integrated Commercial Trust	15,431	20,479
Capitaland Investment Ltd/Singapore	7,700	16,375
City Developments Ltd.	1,600	8,627
DBS Group Holdings Ltd.	6,100	147,475
Genting Singapore Ltd.	19,300	10,975
Grab Holdings Ltd., Class A(a)(b)	3,638	9,459
Keppel Corp. Ltd.	4,300	21,165
Mapletree Logistics Trust(a)	11,443	12,281
Mapletree Pan Asia Commercial Trust	7,700	8,641
Oversea-Chinese Banking Corp. Ltd.	11,525	98,931
Sea Ltd., ADR(a)(b)	1,213	60,262
Singapore Airlines Ltd.(b)	6,100	22,627
Singapore Exchange Ltd.	1,200	7,136
Singapore Technologies Engineering Ltd.	7,200	16,786
Singapore Telecommunications Ltd.	26,900	47,364
United Overseas Bank Ltd.	3,900	76,513
UOL Group Ltd.	1,600	6,988
Venture Corp. Ltd.	900	10,128
Wilmar International Ltd.	7,700	21,095
		644,542
Spain — 0.7%
Acciona SA	83	14,945
ACS Actividades de Construccion y Servicios SA	803	20,606
Aena SME SA(b)(c)	229	26,915
Amadeus IT Group SA(b)	1,499	78,181
Banco Bilbao Vizcaya Argentaria SA	22,706	117,135
Banco Santander SA	58,683	152,193
CaixaBank SA	15,136	50,192
Cellnex Telecom SA(c)	1,731	56,656
EDP Renovaveis SA	962	20,243
Enagas SA	594	9,643
Endesa SA	1,039	17,360
Ferrovial SA	1,470	35,924
Grifols SA(a)(b)	1,039	8,839
Iberdrola SA	20,318	206,619
Industria de Diseno Textil SA	3,792	86,072
Naturgy Energy Group SA	654	16,783
Red Electrica Corp. SA	961	15,545
Repsol SA	4,879	66,376
Siemens Gamesa Renewable Energy SA(b)	808	14,325
Telefonica SA	18,407	63,452
		1,078,004
Sweden — 0.9%
Alfa Laval AB	1,153	28,381
Assa Abloy AB, Class B	3,506	70,793
Atlas Copco AB, Class A	9,224	98,450
Atlas Copco AB, Class B	5,380	52,031
Boliden AB	884	25,708
Electrolux AB, Class B(a)	653	8,056
Embracer Group AB(b)	1,764	8,486
Security	Shares	Value

Sweden (continued)
Epiroc AB, Class A	2,306	$35,301
Epiroc AB, Class B	1,345	18,060
EQT AB	1,038	20,428
Essity AB, Class B	2,037	43,038
Evolution AB(c)	577	53,824
Fastighets AB Balder, Class B(b)	2,076	7,793
Getinge AB, Class B	769	15,605
H & M Hennes & Mauritz AB, Class B(a)	2,421	24,385
Hexagon AB, Class B	6,417	63,438
Holmen AB, Class B	317	11,504
Husqvarna AB, Class B	1,077	6,394
Industrivarden AB, Class A	423	9,580
Industrivarden AB, Class C	500	11,228
Indutrade AB	924	16,177
Investment AB Latour, Class B	500	8,446
Investor AB, Class A	1,690	28,738
Investor AB, Class B	6,147	100,323
Kinnevik AB, Class B(b)	846	10,451
L E Lundbergforetagen AB, Class B	270	10,656
Lifco AB, Class B	770	11,126
Nibe Industrier AB, Class B	4,842	38,624
Sagax AB, Class B	538	9,914
Sandvik AB	3,728	58,257
Securitas AB, Class B(a)	1,811	14,797
Skandinaviska Enskilda Banken AB, Class A	5,340	56,302
Skanska AB, Class B	1,269	19,735
SKF AB, Class B	1,384	20,034
Svenska Cellulosa AB SCA, Class B	1,922	22,675
Svenska Handelsbanken AB, Class A	4,585	42,599
Swedbank AB, Class A	3,113	46,409
Swedish Match AB	4,987	51,291
Swedish Orphan Biovitrum AB(b)	571	10,517
Tele2 AB, Class B	2,206	18,080
Telefonaktiebolaget LM Ericsson, Class B	9,990	55,538
Telia Co. AB	8,952	23,721
Volvo AB, Class A	692	11,821
Volvo AB, Class B	5,103	83,520
Volvo Car AB, Class B(a)(b)	2,015	8,552
		1,390,786
Switzerland — 3.1%
ABB Ltd., Registered	5,533	153,653
Adecco Group AG, Registered	577	18,058
Alcon Inc.	1,698	103,383
Bachem Holding AG, Class A	80	5,737
Baloise Holding AG, Registered	154	21,040
Barry Callebaut AG, Registered	12	22,703
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	7	67,179
Cie. Financiere Richemont SA, Class A, Registered	1,725	168,590
Clariant AG, Registered	615	9,884
Coca-Cola HBC AG, Class DI	654	14,286
Credit Suisse Group AG, Registered(a)	8,873	36,756
EMS-Chemie Holding AG, Registered	24	15,091
Geberit AG, Registered	116	51,566
Givaudan SA, Registered	31	92,595
Holcim AG	1,808	82,142
Julius Baer Group Ltd.	752	36,080
Kuehne + Nagel International AG, Registered	192	40,870
Logitech International SA, Registered	615	30,585
Lonza Group AG, Registered	254	130,755

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	9,468	$1,030,675
Novartis AG, Registered	7,317	591,877
Partners Group Holding AG	72	64,626
Roche Holding AG, Bearer	103	41,807
Roche Holding AG, NVS	2,370	786,362
Schindler Holding AG, Participation Certificates, NVS	154	25,112
Schindler Holding AG, Registered	77	12,121
SGS SA, Registered	24	52,908
Siemens Energy AG(b)	1,307	15,237
SIG Group AG	1,027	19,742
Sika AG, Registered	499	112,512
Sonova Holding AG, Registered	192	45,382
STMicroelectronics NV	2,228	69,277
Straumann Holding AG	390	37,117
Swatch Group AG (The), Bearer	115	25,842
Swatch Group AG (The), Registered	154	6,434
Swiss Life Holding AG, Registered	101	48,906
Swiss Prime Site AG, Registered	307	24,773
Swiss Re AG	962	71,462
Swisscom AG, Registered	94	46,416
TE Connectivity Ltd.	1,076	131,520
Temenos AG, Registered	231	13,758
UBS Group AG, Registered	11,955	189,536
VAT Group AG(c)	78	17,808
Zurich Insurance Group AG	519	221,184
		4,803,347
United Kingdom — 4.2%
3i Group PLC	3,382	45,043
abrdn PLC	7,032	12,814
Admiral Group PLC	693	16,026
Amcor PLC	5,148	59,614
Anglo American PLC	4,212	126,167
Antofagasta PLC	1,192	16,063
Ashtead Group PLC	1,537	80,067
Associated British Foods PLC	1,230	19,064
AstraZeneca PLC	5,222	612,708
Auto Trader Group PLC(c)	3,671	21,974
AVEVA Group PLC	385	13,778
Aviva PLC	8,774	42,086
BAE Systems PLC	10,372	97,015
Barclays PLC	56,819	96,550
Barratt Developments PLC	3,306	14,259
Berkeley Group Holdings PLC	423	16,830
BP PLC	64,805	358,540
British American Tobacco PLC	7,271	287,157
British Land Co. PLC (The)	3,306	13,868
BT Group PLC	23,669	35,272
Bunzl PLC	1,192	38,842
Burberry Group PLC	1,422	29,630
Clarivate PLC(a)(b)	1,153	11,910
CNH Industrial NV	3,343	43,249
Coca-Cola Europacific Partners PLC	653	30,724
Compass Group PLC	6,107	128,625
Croda International PLC	500	38,735
DCC PLC	346	19,203
Diageo PLC	7,726	317,944
Entain PLC	1,780	25,751
Experian PLC	2,997	95,560
Ferguson PLC	731	79,722
GSK PLC	13,651	223,618
Security	Shares	Value

United Kingdom (continued)
Haleon PLC(b)	17,064	$52,326
Halma PLC	1,307	31,694
Hargreaves Lansdown PLC	1,191	10,409
Hikma Pharmaceuticals PLC	692	9,934
HSBC Holdings PLC	67,638	347,122
Imperial Brands PLC	2,894	70,495
Informa PLC	5,455	34,759
InterContinental Hotels Group PLC	572	30,734
Intertek Group PLC	577	24,172
J Sainsbury PLC	5,379	11,990
JD Sports Fashion PLC	9,337	10,433
Johnson Matthey PLC	692	15,361
Kingfisher PLC	7,378	18,537
Land Securities Group PLC	2,613	17,086
Legal & General Group PLC	19,670	52,622
Lloyds Banking Group PLC	228,938	109,951
London Stock Exchange Group PLC	1,121	97,171
M&G PLC	9,106	18,300
Melrose Industries PLC	14,752	19,788
Mondi PLC	1,690	28,356
National Grid PLC	11,870	129,325
NatWest Group PLC, NVS	18,336	49,384
Next PLC	424	23,947
Ocado Group PLC(a)(b)	1,538	8,338
Pearson PLC	2,459	27,180
Persimmon PLC	1,039	15,547
Phoenix Group Holdings PLC	2,902	18,062
Prudential PLC	8,812	81,860
Reckitt Benckiser Group PLC	2,319	153,898
RELX PLC	6,448	173,196
Rentokil Initial PLC	8,442	52,679
Rolls-Royce Holdings PLC(b)	28,081	25,185
Royalty Pharma PLC, Class A	1,153	48,795
Sage Group PLC (The)	3,690	30,755
Schroders PLC	2,488	11,171
Segro PLC	3,959	35,631
Severn Trent PLC	807	23,161
Shell PLC	25,410	703,897
Smith & Nephew PLC	2,997	35,415
Smiths Group PLC	1,346	24,110
Spirax-Sarco Engineering PLC	269	33,150
SSE PLC	3,675	65,675
St. James’s Place PLC	1,806	22,054
Standard Chartered PLC	8,414	50,271
Taylor Wimpey PLC	13,794	14,830
Tesco PLC	25,469	62,905
Unilever PLC	8,679	394,498
United Utilities Group PLC	2,267	24,430
Vodafone Group PLC	87,416	102,050
Whitbread PLC	692	20,367
WPP PLC	3,630	31,945
		6,573,359
United States — 73.3%
3M Co.	1,900	239,001
A O Smith Corp.	385	21,090
Abbott Laboratories	5,890	582,757
AbbVie Inc.	5,962	872,837
Abiomed Inc.(b)	154	38,820
Accenture PLC, Class A	2,140	607,546
Activision Blizzard Inc.	2,613	190,226

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Adobe Inc.(b)	1,575	$501,637
Advance Auto Parts Inc.	185	35,135
Advanced Micro Devices Inc.(b)	5,460	327,928
AES Corp. (The)	2,113	55,276
Affirm Holdings Inc.(a)(b)	560	11,239
Aflac Inc.	2,048	133,345
Agilent Technologies Inc.	999	138,212
Air Products and Chemicals Inc.	735	184,044
Airbnb Inc., Class A(b)	1,261	134,814
Akamai Technologies Inc.(b)	538	47,522
Albemarle Corp.	385	107,750
Alcoa Corp.	624	24,355
Alexandria Real Estate Equities Inc.	554	80,496
Align Technology Inc.(b)	237	46,049
Allegion PLC	270	28,288
Alliant Energy Corp.	790	41,214
Allstate Corp. (The)	933	117,791
Ally Financial Inc.	1,062	29,269
Alnylam Pharmaceuticals Inc.(b)	424	87,878
Alphabet Inc., Class A(b)	20,236	1,912,504
Alphabet Inc., Class C, NVS(b)	18,980	1,796,647
Altria Group Inc.	6,030	279,008
Amazon.com Inc.(b)	30,815	3,156,689
AMC Entertainment Holdings Inc.(b)	1,690	3,465
AMC Entertainment Holdings Inc., Class A(a)(b)	1,690	11,255
AMERCO	38	21,857
Ameren Corp.	846	68,966
American Electric Power Co. Inc.	1,690	148,585
American Express Co.	2,148	318,871
American Financial Group Inc./OH	261	37,874
American Homes 4 Rent, Class A	1,058	33,793
American International Group Inc.	2,699	153,843
American Tower Corp.	1,539	318,865
American Water Works Co. Inc.	615	89,384
Ameriprise Financial Inc.	353	109,119
AmerisourceBergen Corp.	552	86,785
AMETEK Inc.	801	103,858
Amgen Inc.	1,794	485,008
Amphenol Corp., Class A	2,037	154,466
Analog Devices Inc.	1,731	246,875
Annaly Capital Management Inc.	1,258	23,336
Ansys Inc.(b)	307	67,896
Aon PLC, Class A	729	205,206
APA Corp.	1,173	53,325
Apollo Global Management Inc.	1,268	70,196
Apple Inc.	54,532	8,361,937
Applied Materials Inc.	2,992	264,164
AppLovin Corp., Class A(a)(b)	402	6,818
Aptiv PLC(b)	923	84,058
Aramark	846	30,879
Arch Capital Group Ltd.(b)	1,204	69,230
Archer-Daniels-Midland Co.	1,921	186,299
Arista Networks Inc.(b)	852	102,973
Arrow Electronics Inc.(b)	231	23,391
Arthur J Gallagher & Co.	714	133,575
Assurant Inc.	193	26,221
AT&T Inc.	23,856	434,895
Atmos Energy Corp.	462	49,226
Autodesk Inc.(b)	731	156,653
Automatic Data Processing Inc.	1,422	343,697
Security	Shares	Value

United States (continued)
AutoZone Inc.(b)	70	$177,302
AvalonBay Communities Inc.	462	80,905
Avantor Inc.(b)	2,063	41,611
Avery Dennison Corp.	269	45,609
Baker Hughes Co.	3,224	89,176
Ball Corp.	1,076	53,144
Bank of America Corp.	24,485	882,439
Bank of New York Mellon Corp. (The)	2,580	108,644
Bath & Body Works Inc.	808	26,971
Baxter International Inc.	1,720	93,482
Becton Dickinson and Co.	961	226,767
Bentley Systems Inc., Class B	577	20,357
Berkshire Hathaway Inc., Class B(b)	4,339	1,280,396
Best Buy Co. Inc.	769	52,607
Bill.com Holdings Inc.(b)	339	45,209
Biogen Inc.(b)	500	141,720
BioMarin Pharmaceutical Inc.(b)	615	53,277
Bio-Rad Laboratories Inc., Class A(b)	77	27,082
Bio-Techne Corp.	139	41,180
Black Knight Inc.(b)	501	30,295
BlackRock Inc.(e)	513	331,352
Blackstone Inc., NVS	2,319	211,354
Block Inc.(b)	22	1,307
Block Inc. New(b)	1,734	104,161
Boeing Co. (The)(b)	1,888	269,059
Booking Holdings Inc.(b)	138	257,988
Booz Allen Hamilton Holding Corp.	403	43,867
BorgWarner Inc.	884	33,177
Boston Properties Inc.	533	38,749
Boston Scientific Corp.(b)	4,723	203,609
Bristol-Myers Squibb Co.	7,280	563,982
Broadcom Inc.	1,368	643,124
Broadridge Financial Solutions Inc.	385	57,773
Brown & Brown Inc.	859	50,501
Brown-Forman Corp., Class B	1,038	70,584
Bunge Ltd.	500	49,350
Burlington Stores Inc.(a)(b)	231	33,024
Cable One Inc.	18	15,470
Cadence Design Systems Inc.(b)	923	139,733
Caesars Entertainment Inc.(b)	693	30,305
Camden Property Trust	302	34,896
Campbell Soup Co.	797	42,169
Capital One Financial Corp.	1,359	144,081
Cardinal Health Inc.	1,000	75,900
Carlisle Companies Inc.	174	41,551
Carlyle Group Inc. (The)	723	20,446
CarMax Inc.(a)(b)	539	33,962
Carnival Corp.(a)(b)	3,015	27,316
Carrier Global Corp.	2,808	111,646
Catalent Inc.(b)	577	37,926
Caterpillar Inc.	1,790	387,463
Cboe Global Markets Inc.	356	44,322
CBRE Group Inc., Class A(b)	1,115	79,098
CDW Corp./DE	473	81,739
Celanese Corp.	384	36,910
Centene Corp.(b)	1,987	169,153
CenterPoint Energy Inc.	2,075	59,366
Ceridian HCM Holding Inc.(a)(b)	461	30,514
CF Industries Holdings Inc.	679	72,151
CH Robinson Worldwide Inc.	461	45,049

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Charles River Laboratories International Inc.(b)	155	$32,899
Charles Schwab Corp. (The)	4,879	388,710
Charter Communications Inc., Class A(b)	403	148,151
Cheniere Energy Inc.	780	137,600
Chevron Corp.	6,268	1,133,881
Chewy Inc., Class A(b)	269	10,418
Chipotle Mexican Grill Inc.(b)	94	140,843
Chubb Ltd.	1,422	305,574
Church & Dwight Co. Inc.	846	62,714
Cigna Corp.	1,061	342,767
Cincinnati Financial Corp.	538	55,586
Cintas Corp.	308	131,685
Cisco Systems Inc.	13,874	630,296
Citigroup Inc.	6,627	303,914
Citizens Financial Group Inc.	1,746	71,411
Cleveland-Cliffs Inc.(b)	1,774	23,044
Clorox Co. (The)	423	61,775
Cloudflare Inc., Class A(b)	876	49,336
CME Group Inc.	1,200	207,960
CMS Energy Corp.	962	54,882
Coca-Cola Co. (The)	13,887	831,137
Cognex Corp.	615	28,431
Cognizant Technology Solutions Corp., Class A	1,767	109,996
Coinbase Global Inc., Class A(a)(b)	405	26,831
Colgate-Palmolive Co.	2,715	200,476
Comcast Corp., Class A	15,108	479,528
Conagra Brands Inc.	1,652	60,628
ConocoPhillips	4,340	547,231
Consolidated Edison Inc.	1,153	101,418
Constellation Brands Inc., Class A	542	133,917
Constellation Energy Corp.	1,115	105,412
Cooper Companies Inc. (The)	177	48,390
Copart Inc.(b)	730	83,965
Corning Inc.	2,767	89,014
Corteva Inc.	2,373	155,052
CoStar Group Inc.(b)	1,278	105,716
Costco Wholesale Corp.	1,497	750,745
Coterra Energy Inc.	2,623	81,654
Coupa Software Inc.(a)(b)	231	12,296
Crowdstrike Holdings Inc., Class A(b)	670	108,004
Crown Castle Inc.	1,432	190,828
Crown Holdings Inc.	384	26,339
CSX Corp.	7,456	216,671
Cummins Inc.	459	112,230
CVS Health Corp.	4,383	415,070
Danaher Corp.	2,323	584,629
Darden Restaurants Inc.	424	60,691
Datadog Inc., Class A(b)	816	65,696
DaVita Inc.(b)	193	14,091
Deere & Co.	988	391,070
Dell Technologies Inc., Class C	962	36,941
Delta Air Lines Inc.(b)	500	16,965
DENTSPLY SIRONA Inc.	692	21,327
Devon Energy Corp.	2,102	162,590
Dexcom Inc.(b)	1,343	162,208
Diamondback Energy Inc.	577	90,652
Digital Realty Trust Inc.	961	96,340
Discover Financial Services	923	96,417
DISH Network Corp., Class A(a)(b)	807	12,032
DocuSign Inc.(b)	623	30,091
Security	Shares	Value

United States (continued)
Dollar General Corp.	770	$196,388
Dollar Tree Inc.(b)	769	121,886
Dominion Energy Inc.	2,757	192,907
Domino’s Pizza Inc.	116	38,540
DoorDash Inc., Class A(a)(b)	643	27,990
Dover Corp.	462	60,379
Dow Inc.	2,498	116,757
DR Horton Inc.	1,115	85,721
Dropbox Inc., Class A(b)	1,000	21,750
DTE Energy Co.	628	70,405
Duke Energy Corp.	2,625	244,597
DuPont de Nemours Inc.	1,691	96,725
Dynatrace Inc.(b)	616	21,708
Eastman Chemical Co.	461	35,409
Eaton Corp. PLC	1,346	201,994
eBay Inc.	1,929	76,851
Ecolab Inc.	848	133,195
Edison International	1,366	82,015
Edwards Lifesciences Corp.(b)	2,113	153,045
Elanco Animal Health Inc.(b)	1,462	19,284
Electronic Arts Inc.	935	117,773
Elevance Health Inc.	806	440,697
Eli Lilly & Co.	2,726	987,057
Emerson Electric Co.	1,999	173,113
Enphase Energy Inc.(b)	455	139,685
Entegris Inc.	461	36,576
Entergy Corp.	693	74,248
EOG Resources Inc.	1,966	268,398
EPAM Systems Inc.(a)(b)	192	67,200
EQT Corp.	1,146	47,949
Equifax Inc.	423	71,715
Equinix Inc.	308	174,464
Equitable Holdings Inc.	1,435	43,940
Equity LifeStyle Properties Inc.	535	34,219
Equity Residential	1,223	77,073
Erie Indemnity Co., Class A, NVS	77	19,790
Essential Utilities Inc.	733	32,413
Essex Property Trust Inc.	221	49,115
Estee Lauder Companies Inc. (The), Class A	768	153,976
Etsy Inc.(a)(b)	423	39,724
Everest Re Group Ltd.	122	39,365
Evergy Inc.	808	49,393
Eversource Energy	1,136	86,654
Exact Sciences Corp.(a)(b)	538	18,712
Exelon Corp.	3,343	129,006
Expedia Group Inc.(b)	499	46,642
Expeditors International of Washington Inc.	577	56,459
Extra Space Storage Inc.	461	81,800
Exxon Mobil Corp.	14,212	1,574,832
F5 Inc.(b)	193	27,582
FactSet Research Systems Inc.	126	53,612
Fair Isaac Corp.(b)	92	44,053
Fastenal Co.	1,851	89,459
FedEx Corp.	846	135,597
Fidelity National Financial Inc.	962	37,884
Fidelity National Information Services Inc.	2,036	168,968
Fifth Third Bancorp.	2,268	80,945
First Citizens BancShares Inc./NC, Class A	39	32,063
First Republic Bank/CA	577	69,298
FirstEnergy Corp.	1,767	66,634

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fiserv Inc.(b)	2,047	$210,309
FleetCor Technologies Inc.(b)	269	50,066
FMC Corp.	456	54,218
Ford Motor Co.	13,141	175,695
Fortinet Inc.(b)	2,290	130,896
Fortive Corp.	1,191	76,105
Fortune Brands Home & Security Inc., NVS	423	25,515
Fox Corp., Class A, NVS	1,038	29,967
Fox Corp., Class B	577	15,694
Franklin Resources Inc.	1,076	25,232
Freeport-McMoRan Inc.	4,859	153,982
Gaming and Leisure Properties Inc.	858	43,003
Garmin Ltd.	538	47,366
Gartner Inc.(b)	270	81,518
Generac Holdings Inc.(b)	200	23,182
General Dynamics Corp.	776	193,845
General Electric Co.	3,732	290,387
General Mills Inc.	2,075	169,278
General Motors Co.	4,566	179,215
Genuine Parts Co.	500	88,930
Gilead Sciences Inc.	4,228	331,729
Global Payments Inc.	934	106,719
Globe Life Inc.	308	35,580
GoDaddy Inc., Class A(b)	615	49,446
Goldman Sachs Group Inc. (The)	1,155	397,909
Guidewire Software Inc.(a)(b)	270	16,041
Halliburton Co.	2,997	109,151
Hartford Financial Services Group Inc. (The)	1,086	78,637
Hasbro Inc.	462	30,146
HCA Healthcare Inc.	804	174,846
Healthcare Realty Trust Inc.(a)	1,273	25,880
Healthpeak Properties Inc.	1,690	40,104
HEICO Corp.	122	19,842
HEICO Corp., Class A	231	29,406
Henry Schein Inc.(a)(b)	500	34,230
Hershey Co. (The)	506	120,818
Hess Corp.	959	135,296
Hewlett Packard Enterprise Co.	4,614	65,842
Hilton Worldwide Holdings Inc.	922	124,710
Hologic Inc.(b)	846	57,359
Home Depot Inc. (The)	3,488	1,032,901
Honeywell International Inc.	2,290	467,206
Horizon Therapeutics PLC(b)	769	47,924
Hormel Foods Corp.	1,000	46,450
Host Hotels & Resorts Inc.	2,536	47,880
Howmet Aerospace Inc.	1,230	43,726
HP Inc.	3,588	99,101
HubSpot Inc.(a)(b)	154	45,670
Humana Inc.	425	237,184
Huntington Bancshares Inc./OH	4,994	75,809
Huntington Ingalls Industries Inc.	154	39,589
IAC/InterActiveCorp.(b)	270	13,144
IDEX Corp.	272	60,468
IDEXX Laboratories Inc.(b)	284	102,149
Illinois Tool Works Inc.	1,040	222,071
Illumina Inc.(b)	536	122,648
Incyte Corp.(b)	616	45,793
Ingersoll Rand Inc.	1,469	74,184
Insulet Corp.(b)	231	59,785
Intel Corp.	13,879	394,580
Security	Shares	Value

United States (continued)
Intercontinental Exchange Inc.	1,837	$175,562
International Business Machines Corp.	3,003	415,285
International Flavors & Fragrances Inc.	846	82,578
International Paper Co.	1,192	40,063
Interpublic Group of Companies Inc. (The)	1,269	37,804
Intuit Inc.	898	383,895
Intuitive Surgical Inc.(b)	1,184	291,820
Invesco Ltd.	1,158	17,741
Invitation Homes Inc.	2,189	69,369
IQVIA Holdings Inc.(b)	653	136,915
Iron Mountain Inc.	961	48,117
Jack Henry & Associates Inc.	230	45,784
Jacobs Solutions Inc., NVS	423	48,738
Jazz Pharmaceuticals PLC(b)	192	27,608
JB Hunt Transport Services Inc.	270	46,189
JM Smucker Co. (The)	392	59,059
Johnson & Johnson	8,841	1,538,069
Johnson Controls International PLC	2,421	140,031
JPMorgan Chase & Co.	9,862	1,241,429
Juniper Networks Inc.	951	29,101
Kellogg Co.	884	67,909
Keurig Dr Pepper Inc.	2,638	102,460
KeyCorp.	3,327	59,453
Keysight Technologies Inc.(b)	615	107,102
Kimberly-Clark Corp.	1,153	143,502
Kimco Realty Corp.	2,066	44,171
Kinder Morgan Inc.	6,840	123,941
KKR & Co. Inc.	1,934	94,050
KLA Corp.	500	158,225
Knight-Swift Transportation Holdings Inc.	470	22,574
Kraft Heinz Co. (The)	2,483	95,521
Kroger Co. (The)	2,298	108,672
L3Harris Technologies Inc.	663	163,410
Laboratory Corp. of America Holdings	312	69,220
Lam Research Corp.	460	186,199
Las Vegas Sands Corp.(b)	1,168	44,396
Lear Corp.	192	26,632
Leidos Holdings Inc.	424	43,074
Lennar Corp., Class A	884	71,339
Lennox International Inc.	115	26,861
Liberty Broadband Corp., Class C (b)	430	36,305
Liberty Global PLC, Class A(b)	654	11,026
Liberty Global PLC, Class C, NVS(b)	1,038	18,331
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	692	39,949
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	308	13,072
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	461	19,450
Lincoln National Corp.	576	31,029
Live Nation Entertainment Inc.(a)(b)	580	46,174
LKQ Corp.	884	49,186
Lockheed Martin Corp.	833	405,404
Loews Corp.	653	37,234
Lowe’s Companies Inc.	2,146	418,363
LPL Financial Holdings Inc.	271	69,281
Lucid Group Inc.(a)(b)	1,346	19,234
Lululemon Athletica Inc.(b)	383	126,022
Lumen Technologies Inc.	2,845	20,939
Lyft Inc., Class A(a)(b)	884	12,942
LyondellBasell Industries NV, Class A	845	64,600
M&T Bank Corp.	610	102,706

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Marathon Oil Corp.	2,430	$73,993
Marathon Petroleum Corp.	1,847	209,856
Markel Corp.(b)	46	55,481
MarketAxess Holdings Inc.	127	30,993
Marriott International Inc./MD, Class A	913	146,180
Marsh & McLennan Companies Inc.	1,679	271,142
Martin Marietta Materials Inc.	205	68,876
Marvell Technology Inc.	2,880	114,278
Masco Corp.	769	35,582
Masimo Corp.(b)	154	20,266
Mastercard Inc., Class A	2,915	956,645
Match Group Inc.(b)	993	42,898
McCormick & Co. Inc./MD, NVS	884	69,518
McDonald’s Corp.	2,483	677,015
McKesson Corp.	505	196,632
Medical Properties Trust Inc.	2,207	25,270
Medtronic PLC	4,484	391,633
Merck & Co. Inc.	8,528	863,034
Meta Platforms Inc, Class A(b)	7,712	718,450
MetLife Inc.	2,332	170,726
Mettler-Toledo International Inc.(b)	77	97,400
MGM Resorts International	1,269	45,138
Microchip Technology Inc.	1,883	116,256
Micron Technology Inc.	3,767	203,795
Microsoft Corp.	23,939	5,556,960
Mid-America Apartment Communities Inc.	385	60,618
Moderna Inc.(b)	1,154	173,481
Mohawk Industries Inc.(b)	192	18,192
Molina Healthcare Inc.(b)	192	68,901
Molson Coors Beverage Co., Class B	654	32,981
Mondelez International Inc., Class A	4,614	283,669
MongoDB Inc.(b)	228	41,731
Monolithic Power Systems Inc.	154	52,275
Monster Beverage Corp.(b)	1,307	122,492
Moody’s Corp.	561	148,592
Morgan Stanley	4,462	366,643
Mosaic Co. (The)	1,268	68,155
Motorola Solutions Inc.	577	144,083
MSCI Inc.	274	128,468
Nasdaq Inc.	1,158	72,074
NetApp Inc.	687	47,588
Netflix Inc.(b)	1,482	432,566
Neurocrine Biosciences Inc.(b)	308	35,457
Newell Brands Inc., NVS	1,346	18,588
Newmont Corp.	2,652	112,233
News Corp., Class A, NVS	1,307	22,049
NextEra Energy Inc.	6,639	514,522
Nike Inc., Class B	4,261	394,909
NiSource Inc.	1,269	32,601
Nordson Corp.	192	43,200
Norfolk Southern Corp.	805	183,596
Northern Trust Corp.	663	55,924
Northrop Grumman Corp.	492	270,113
NortonLifeLock Inc.	2,091	47,110
Novocure Ltd.(a)(b)	307	21,693
NRG Energy Inc.	847	37,607
Nucor Corp.	917	120,475
Nvidia Corp.	8,409	1,134,963
NVR Inc.(b)	11	46,615
Occidental Petroleum Corp.	3,193	231,812
Security	Shares	Value

United States (continued)
Okta Inc.(b)	496	$27,836
Old Dominion Freight Line Inc.	340	93,364
Omnicom Group Inc.	652	47,433
ON Semiconductor Corp.(b)	1,537	94,418
ONEOK Inc.	1,538	91,234
Oracle Corp.	5,452	425,638
O’Reilly Automotive Inc.(b)	230	192,549
Otis Worldwide Corp.	1,422	100,450
Owens Corning	296	25,341
PACCAR Inc.	1,192	115,421
Packaging Corp. of America	307	36,904
Palantir Technologies Inc., Class A(a)(b)	5,647	49,637
Palo Alto Networks Inc.(b)	987	169,359
Paramount Global, Class B, NVS	2,174	39,828
Parker-Hannifin Corp.	423	122,932
Paychex Inc.	1,114	131,797
Paycom Software Inc.(b)	164	56,744
PayPal Holdings Inc.(b)	3,695	308,828
Pentair PLC	577	24,782
PepsiCo Inc.	4,664	846,889
PerkinElmer Inc.	396	52,898
Pfizer Inc.	18,781	874,256
PG&E Corp.(a)(b)	4,994	74,560
Philip Morris International Inc.	5,176	475,416
Phillips 66	1,631	170,097
Pinterest Inc., Class A(b)	1,844	45,362
Pioneer Natural Resources Co.	769	197,179
Plug Power Inc.(a)(b)	1,844	29,467
PNC Financial Services Group Inc. (The)	1,422	230,122
Pool Corp.	132	40,158
PPG Industries Inc.	808	92,257
PPL Corp.	2,460	65,165
Principal Financial Group Inc.	884	77,907
Procter & Gamble Co. (The)	8,064	1,085,979
Progressive Corp. (The)	1,937	248,711
Prologis Inc.	3,143	348,087
Prudential Financial Inc.	1,262	132,750
PTC Inc.(b)	384	45,247
Public Service Enterprise Group Inc.	1,729	96,945
Public Storage	536	166,026
PulteGroup Inc.	923	36,911
Qorvo Inc.(b)	385	33,141
Qualcomm Inc.	3,761	442,519
Quanta Services Inc.	486	69,031
Quest Diagnostics Inc.	423	60,764
Raymond James Financial Inc.	653	77,145
Raytheon Technologies Corp.	4,984	472,583
Realty Income Corp.	2,018	125,661
Regency Centers Corp.	539	32,615
Regeneron Pharmaceuticals Inc.(b)	361	270,299
Regions Financial Corp.	3,367	73,906
Republic Services Inc.	764	101,322
ResMed Inc.	500	111,845
RingCentral Inc., Class A(b)	294	10,443
Rivian Automotive Inc., Class A(b)	1,049	36,684
Robert Half International Inc.	384	29,361
ROBLOX Corp., Class A(a)(b)	1,188	53,151
Rockwell Automation Inc.	385	98,290
Roku Inc.(a)(b)	385	21,383
Rollins Inc.	846	35,600

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Roper Technologies Inc.	366	$151,722
Ross Stores Inc.	1,230	117,699
Royal Caribbean Cruises Ltd.(b)	769	41,049
RPM International Inc.	461	43,597
S&P Global Inc.	1,183	380,039
Salesforce Inc.(b)	3,338	542,725
SBA Communications Corp.	358	96,624
Schlumberger NV	4,767	248,027
Seagen Inc.(b)	462	58,748
Sealed Air Corp.	539	25,667
SEI Investments Co.	459	24,924
Sempra Energy	1,076	162,411
Sensata Technologies Holding PLC	577	23,201
ServiceNow Inc.(b)	668	281,054
Sherwin-Williams Co. (The)	814	183,174
Signature Bank/New York NY	193	30,596
Simon Property Group Inc.	1,066	116,173
Sirius XM Holdings Inc.(a)	2,469	14,913
Skyworks Solutions Inc.	577	49,628
Snap Inc., Class A, NVS(b)	3,574	35,418
Snap-on Inc.	159	35,306
Snowflake Inc., Class A(a)(b)	726	116,378
SolarEdge Technologies Inc.(b)	193	44,396
Southern Co. (The)	3,574	234,026
Southwest Airlines Co.(b)	538	19,556
Splunk Inc.(b)	584	48,536
SS&C Technologies Holdings Inc.	769	39,542
Stanley Black & Decker Inc.	539	42,306
Starbucks Corp.	3,842	332,679
State Street Corp.	1,230	91,020
Steel Dynamics Inc.	611	57,465
Stryker Corp.	1,151	263,855
Sun Communities Inc.	396	53,401
SVB Financial Group(b)	193	44,575
Synchrony Financial	1,731	61,554
Synopsys Inc.(b)	504	147,445
Sysco Corp.	1,687	146,027
T Rowe Price Group Inc.	769	81,637
Take-Two Interactive Software Inc.(b)	551	65,282
Targa Resources Corp.	733	50,115
Target Corp.	1,599	262,636
Teladoc Health Inc.(b)	462	13,694
Teledyne Technologies Inc.(b)	154	61,289
Teleflex Inc.	154	33,042
Teradyne Inc.	552	44,905
Tesla Inc.(b)	8,895	2,023,968
Texas Instruments Inc.	3,084	495,383
Texas Pacific Land Corp.	21	48,381
Textron Inc.	682	46,676
Thermo Fisher Scientific Inc.	1,321	678,954
TJX Companies Inc. (The)	3,937	283,858
T-Mobile U.S. Inc.(b)	2,113	320,246
Tractor Supply Co.	385	84,611
Trade Desk Inc. (The), Class A(b)	1,423	75,761
Tradeweb Markets Inc., Class A	384	21,151
TransDigm Group Inc.	176	101,334
TransUnion	615	36,451
Travelers Companies Inc. (The)	798	147,199
Trimble Inc.(b)	884	53,181
Truist Financial Corp.	4,436	198,688
Security	Shares	Value

United States (continued)
Twilio Inc., Class A(b)	591	$43,953
Tyler Technologies Inc.(b)	151	48,823
Tyson Foods Inc., Class A	941	64,317
U.S. Bancorp	4,817	204,482
Uber Technologies Inc.(b)	4,889	129,901
UDR Inc.	1,084	43,100
UGI Corp.	616	21,763
Ulta Beauty Inc.(b)	180	75,487
Union Pacific Corp.	2,127	419,317
United Parcel Service Inc., Class B	2,447	410,533
United Rentals Inc.(b)	230	72,613
UnitedHealth Group Inc.	3,157	1,752,609
Unity Software Inc.(b)	647	19,087
Universal Health Services Inc., Class B	230	26,650
Vail Resorts Inc.	150	32,869
Valero Energy Corp.	1,361	170,874
Veeva Systems Inc., Class A(b)	462	77,588
Ventas Inc.	1,399	54,743
VeriSign Inc.(b)	351	70,361
Verisk Analytics Inc.	550	100,556
Verizon Communications Inc.	14,020	523,927
Vertex Pharmaceuticals Inc.(b)	850	265,200
VF Corp.	1,154	32,600
Viatris Inc.	4,151	42,050
VICI Properties Inc.	3,281	105,058
Visa Inc., Class A	5,539	1,147,459
Vistra Corp.	1,422	32,663
VMware Inc., Class A	693	77,983
Vornado Realty Trust	577	13,611
Vulcan Materials Co.	461	75,466
W R Berkley Corp.	693	51,545
Walgreens Boots Alliance Inc.	2,459	89,753
Walmart Inc.	5,095	725,171
Walt Disney Co. (The)(b)	6,157	655,967
Warner Bros. Discovery Inc.(b)	7,407	96,291
Waste Management Inc.	1,369	216,809
Waters Corp.(b)	204	61,031
Wayfair Inc., Class A(a)(b)	231	8,760
Webster Financial Corp.	602	32,665
WEC Energy Group Inc.	1,077	98,362
Wells Fargo & Co.	12,740	585,913
Welltower Inc.	1,517	92,598
West Pharmaceutical Services Inc.	241	55,454
Western Digital Corp.(b)	1,076	36,982
Western Union Co. (The)	1,345	18,171
Westinghouse Air Brake Technologies Corp.	553	51,584
Westlake Corp.	130	12,565
Westrock Co.	884	30,109
Weyerhaeuser Co.	2,575	79,645
Whirlpool Corp.	192	26,542
Williams Companies Inc. (The)	4,112	134,586
Willis Towers Watson PLC	382	83,356
Workday Inc., Class A(b)	653	101,750
WP Carey Inc.	616	47,001
WW Grainger Inc.	154	89,990
Wynn Resorts Ltd.(b)	330	21,087
Xcel Energy Inc.	1,776	115,635
Xylem Inc./NY	577	59,102
Yum! Brands Inc.	999	118,132
Zebra Technologies Corp., Class A(a)(b)	166	47,015

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zendesk Inc.(b)	385	$29,526
Zillow Group Inc., Class C (a)(b)	500	15,430
Zimmer Biomet Holdings Inc.	692	78,438
Zoetis Inc.	1,573	237,177
Zoom Video Communications Inc., Class A(b)	769	64,165
ZoomInfo Technologies Inc.(b)	948	42,214
Zscaler Inc.(b)	269	41,453
		114,379,911

Total Common Stocks — 99.5%
(Cost: $199,734,191)		155,104,903

Preferred Stocks

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	193	14,232
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	383	39,175
Henkel AG & Co. KGaA, Preference Shares, NVS	615	38,744
Porsche Automobil Holding SE, Preference Shares, NVS	538	30,059
Sartorius AG, Preference Shares, NVS	76	26,797
Volkswagen AG, Preference Shares, NVS	616	78,849
		227,856
Total Preferred Stocks — 0.1%
(Cost: $386,025)		227,856

Total Long-Term Investments — 99.6%
(Cost: $200,120,216)		155,332,759
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(e)(f)(g)	1,449,691	$1,449,401
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(e)(f)	150,000	150,000

Total Short-Term Securities — 1.0%
(Cost: $1,599,076)		1,599,401

Total Investments — 100.6%
(Cost: $201,719,292)		156,932,160

Liabilities in Excess of Other Assets — (0.6)%		(984,000)

Net Assets — 100.0%		$155,948,160

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,040,973	$—		$(591,526	)(a)	$102	$(148)	$1,449,401	1,449,691	$3,093	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	10,000	(a)	—		—	—	150,000	150,000	1,188		—
BlackRock Inc.	343,289	—		—		—	(11,937)	331,352	513	2,503		—
						$102	$(12,085)	$1,930,753		$6,784		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Kokusai ETF
October 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	5	12/16/22	$179	$2,523
S&P 500 E-Mini Index	2	12/16/22	388	(814)
				$1,709

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$121,855,529	$33,249,374	$—	$155,104,903
Preferred Stocks	39,175	188,681	—	227,856
Money Market Funds	1,599,401	—	—	1,599,401
	$123,494,105	$33,438,055	$—	$156,932,160
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$2,523	$—	$2,523
Liabilities
Futures Contracts	(814)	—	—	(814)
	$(814)	$2,523	$—	$1,709

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust